UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following two semi-annual reports to shareholders for the period ended April 30, 2022:

•Financial Industries Fund

•Regional Bank Fund

Semiannual report
John Hancock
Financial Industries Fund
U.S. equity
April 30, 2022

A message to shareholders
Dear shareholder,
The U.S. stock market delivered negative performance for the six months ended April 30, 2022. Rising inflation prompted the U.S. Federal Reserve to wind down its quantitative easing policies and begin raising interest rates. The conflict between Russia and Ukraine further weighed on sentiment by creating uncertainty about the economy and fueling expectations for still-higher inflation.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Financial Industries Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund’s investments
12	Financial statements
15	Financial highlights
20	Notes to financial statements
29	Statement regarding liquidity risk management
31	More information
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks capital appreciation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The S&P 500 Financials Index tracks the performance of publicly traded large-cap financial companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Portfolio summary
INDUSTRY COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
American Express Company	3.3
M&T Bank Corp.	3.3
American International Group, Inc.	3.2
Fifth Third Bancorp	3.2
Ameriprise Financial, Inc.	2.8
Bank of America Corp.	2.7
MetLife, Inc.	2.7
East West Bancorp, Inc.	2.7
Arthur J. Gallagher & Company	2.7
Synovus Financial Corp.	2.6
TOTAL	29.2
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

COUNTRY COMPOSITION AS OF 4/30/2022 (% of net assets)
United States	89.2
Canada	3.3
Switzerland	2.3
Puerto Rico	1.4
Finland	1.2
France	1.0
Other countries	1.6
TOTAL	100.0
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-9.73	6.34	10.28	-17.13	36.00	166.03
Class C	-6.41	6.65	10.04	-13.74	37.98	160.37
Class I1,2	-4.76	7.71	11.01	-12.66	44.98	184.11
Class R6[1,2]	-4.63	7.82	11.04	-12.58	45.74	184.96
Class NAV[1,2]	-4.63	7.85	11.24	-12.62	45.91	190.05
Index 1†	-3.00	10.24	12.95	-13.47	62.79	238.03
Index 2†	0.21	13.66	13.67	-9.65	89.68	260.05
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.25	1.95	0.95	0.84	0.83
Net (%)	1.24	1.94	0.94	0.84	0.83
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the S&P 500 Financials Index; Index 2 is the S&P 500 Index.
See the following page for footnotes.
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Financial Industries Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	4-30-12	26,037	26,037	33,803	36,005
Class I1,2	4-30-12	28,411	28,411	33,803	36,005
Class R6[1,2]	4-30-12	28,496	28,496	33,803	36,005
Class NAV[1,2]	4-30-12	29,005	29,005	33,803	36,005
The S&P 500 Financials Index tracks the performance of publicly traded large-cap financial companies in the United States.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectuses.
[2]	Class I, Class R6, and Class NAV shares were first offered on 9-9-16, 8-30-17, and 7-12-13, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[3]	The contingent deferred sales charge is not applicable.
6	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$872.10	$5.52	1.19%
	Hypothetical example	1,000.00	1,018.90	5.96	1.19%
Class C	Actual expenses/actual returns	1,000.00	869.40	8.95	1.93%
	Hypothetical example	1,000.00	1,015.20	9.64	1.93%
Class I	Actual expenses/actual returns	1,000.00	873.40	4.32	0.93%
	Hypothetical example	1,000.00	1,020.20	4.66	0.93%
Class R6	Actual expenses/actual returns	1,000.00	874.20	3.86	0.83%
	Hypothetical example	1,000.00	1,020.70	4.16	0.83%
Class NAV	Actual expenses/actual returns	1,000.00	873.80	3.81	0.82%
	Hypothetical example	1,000.00	1,020.70	4.11	0.82%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
8	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 98.9%		$657,204,443
(Cost $547,055,933)
Financials 94.6%		628,781,245
Banks 52.1%
1st Source Corp.	89,414	3,868,944
American Business Bank (A)	116,134	4,668,587
Ameris Bancorp	80,166	3,342,922
Atlantic Union Bankshares Corp.	208,480	7,042,454
Bank of America Corp.	504,512	18,000,988
Bank of Marin Bancorp	159,627	4,989,940
BayCom Corp.	156,020	3,533,853
Business First Bancshares, Inc.	139,827	3,098,566
California BanCorp (A)	115,306	2,507,906
Cambridge Bancorp	77,623	6,342,575
Central Valley Community Bancorp	106,709	2,060,551
Citizens Community Bancorp, Inc.	80,785	1,059,091
Citizens Financial Group, Inc.	395,630	15,587,822
Close Brothers Group PLC	358,539	4,971,471
Coastal Financial Corp. (A)	128,548	5,275,610
Comerica, Inc.	203,239	16,645,274
East West Bancorp, Inc.	247,893	17,674,771
Evans Bancorp, Inc.	69,113	2,634,588
Fifth Third Bancorp	560,611	21,039,732
First Interstate BancSystem, Inc., Class A	19,563	636,189
First Merchants Corp.	201,876	7,911,520
German American Bancorp, Inc.	55,398	1,944,470
HBT Financial, Inc.	173,679	2,983,805
Heritage Commerce Corp.	172,227	1,934,109
Independent Bank Corp. (Massachusetts)	61,989	4,783,071
JPMorgan Chase & Co.	103,603	12,366,054
KeyCorp	811,197	15,664,214
Landmark Bancorp, Inc.	51,609	1,318,610
Limestone Bancorp, Inc.	25,162	539,725
Live Oak Bancshares, Inc.	99,612	4,216,576
M&T Bank Corp.	131,794	21,962,152
Metrocity Bankshares, Inc.	26,009	530,063
Mid Penn Bancorp, Inc.	55,918	1,444,362
Nicolet Bankshares, Inc. (A)	87,524	7,122,703
Nordea Bank ABP (Nasdaq Stockholm Exchange)	814,255	8,118,185
Pinnacle Financial Partners, Inc.	172,891	13,407,697
Popular, Inc.	122,862	9,582,007
Shore Bancshares, Inc.	44,814	902,106
Southern First Bancshares, Inc. (A)	52,180	2,384,626
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	9

	Shares	Value
Financials (continued)
Banks (continued)
Stock Yards Bancorp, Inc.	146,092	$7,637,690
SVB Financial Group (A)	30,460	14,853,514
Synovus Financial Corp.	420,915	17,484,809
The First Bancshares, Inc.	78,506	2,527,108
Third Coast Bancshares, Inc. (A)	28,956	656,433
TriCo Bancshares	207,649	7,797,220
U.S. Bancorp	137,478	6,675,932
Univest Financial Corp.	48,252	1,215,950
Webster Financial Corp.	122,605	6,129,024
Zions Bancorp NA	303,464	17,148,751
Capital markets 15.7%
AllianceBernstein Holding LP	400,520	15,944,701
Ameriprise Financial, Inc.	70,978	18,843,949
Ares Management Corp., Class A	86,014	5,695,847
Brookfield Asset Management, Inc., Class A	260,523	12,989,677
CME Group, Inc.	61,364	13,459,580
Morgan Stanley	168,025	13,541,135
Onex Corp.	150,426	9,038,558
Raymond James Financial, Inc.	153,182	14,929,118
Consumer finance 3.3%
American Express Company	126,876	22,166,506
Diversified financial services 3.0%
Berkshire Hathaway, Inc., Class B (A)	41,293	13,330,619
Eurazeo SE	86,661	6,658,952
Insurance 19.2%
American International Group, Inc.	361,067	21,126,030
Arthur J. Gallagher & Company	104,474	17,602,824
Chubb, Ltd.	74,253	15,329,532
Markel Corp. (A)	12,350	16,713,008
MetLife, Inc.	272,361	17,888,670
Reinsurance Group of America, Inc.	30,977	3,324,452
The Allstate Corp.	63,411	8,024,028
The Hartford Financial Services Group, Inc.	160,609	11,231,387
Unum Group	529,194	16,151,001
Thrifts and mortgage finance 1.3%
ESSA Bancorp, Inc.	70,690	1,215,868
OP Bancorp	126,409	1,638,261
Premier Financial Corp.	181,009	4,803,979
Timberland Bancorp, Inc.	34,428	909,243
10	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate 4.3%		$28,423,198
Equity real estate investment trusts 3.5%
Prologis, Inc.	86,727	13,901,471
Rexford Industrial Realty, Inc.	119,150	9,298,466
Real estate management and development 0.8%
VGP NV	20,082	5,223,261

	Par value^	Value
Short-term investments 0.9%		$5,934,000
(Cost $5,934,000)
Repurchase agreement 0.9%		5,934,000
Repurchase Agreement with State Street Corp. dated 4-29-22 at 0.000% to be repurchased at $5,934,000 on 5-2-22, collateralized by $2,780,500 U.S. Treasury Inflation Indexed Bonds, 3.625% due 4-15-28 (valued at $6,052,789)	5,934,000	5,934,000

Total investments (Cost $552,989,933) 99.8%	$663,138,443
Other assets and liabilities, net 0.2%	1,596,965
Total net assets 100.0%	$664,735,408

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $559,457,530. Net unrealized appreciation aggregated to $103,680,913, of which $131,793,153 related to gross unrealized appreciation and $28,112,240 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $552,989,933)	$663,138,443
Cash	328
Foreign currency, at value (Cost $239)	230
Dividends receivable	572,433
Receivable for fund shares sold	39,609
Receivable for investments sold	1,395,817
Other assets	63,935
Total assets	665,210,795
Liabilities
Payable for fund shares repurchased	184,206
Payable to affiliates
Accounting and legal services fees	38,981
Transfer agent fees	32,002
Distribution and service fees	77,950
Trustees’ fees	212
Other liabilities and accrued expenses	142,036
Total liabilities	475,387
Net assets	$664,735,408
Net assets consist of
Paid-in capital	$491,354,602
Total distributable earnings (loss)	173,380,806
Net assets	$664,735,408

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($264,646,945 ÷ 15,518,725 shares)[1]	$17.05
Class C ($11,550,626 ÷ 783,666 shares)[1]	$14.74
Class I ($41,673,581 ÷ 2,446,795 shares)	$17.03
Class R6 ($1,971,867 ÷ 115,727 shares)	$17.04
Class NAV ($344,892,389 ÷ 20,249,847 shares)	$17.03
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.95

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$7,908,411
Interest	9,517
Securities lending	1,787
Less foreign taxes withheld	(243,227)
Total investment income	7,676,488
Expenses
Investment management fees	2,892,092
Distribution and service fees	449,192
Accounting and legal services fees	51,991
Transfer agent fees	203,425
Trustees’ fees	6,014
Custodian fees	49,698
State registration fees	38,020
Printing and postage	18,594
Professional fees	36,319
Other	19,983
Total expenses	3,765,328
Less expense reductions	(33,659)
Net expenses	3,731,669
Net investment income	3,944,819
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	67,188,617
Affiliated investments	(219)
67,188,398
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(167,441,745)
Affiliated investments	42
(167,441,703)
Net realized and unrealized loss	(100,253,305)
Decrease in net assets from operations	$(96,308,486)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment income	$3,944,819	$6,567,269
Net realized gain	67,188,398	149,200,246
Change in net unrealized appreciation (depreciation)	(167,441,703)	161,941,534
Increase (decrease) in net assets resulting from operations	(96,308,486)	317,709,049
Distributions to shareholders
From earnings
Class A	(58,215,171)	(12,944,779)
Class C	(3,003,682)	(808,614)
Class I	(9,168,264)	(1,388,367)
Class R6	(348,610)	(83,629)
Class NAV	(77,443,777)	(20,258,040)
Total distributions	(148,179,504)	(35,483,429)
From fund share transactions	112,507,934	(63,591,546)
Total increase (decrease)	(131,980,056)	218,634,074
Net assets
Beginning of period	796,715,464	578,081,390
End of period	$664,735,408	$796,715,464
14	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$24.22	$16.15	$19.34	$18.97	$21.12	$16.97
Net investment income[2]	0.09	0.15	0.15	0.22	0.19	0.34
Net realized and unrealized gain (loss) on investments	(2.80)	8.92	(1.89)	1.37	(0.69)	5.11
Total from investment operations	(2.71)	9.07	(1.74)	1.59	(0.50)	5.45
Less distributions
From net investment income	(0.43)	(0.23)	(0.24)	(0.14)	(0.43)	(0.15)
From net realized gain	(4.03)	(0.77)	(1.21)	(1.08)	(1.22)	(1.15)
Total distributions	(4.46)	(1.00)	(1.45)	(1.22)	(1.65)	(1.30)
Net asset value, end of period	$17.05	$24.22	$16.15	$19.34	$18.97	$21.12
Total return (%)[3,4]	(12.79)[5]	58.18	(10.06)	9.55	(2.78)	32.93
Ratios and supplemental data
Net assets, end of period (in millions)	$265	$318	$211	$261	$278	$343
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20[6]	1.21	1.23	1.21	1.22	1.21
Expenses including reductions	1.19[6]	1.20	1.22	1.21	1.21	1.20
Net investment income	0.86[6]	0.70	0.90	1.20	0.92	1.75
Portfolio turnover (%)	31	64	40	28	23	24

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	15

CLASS C SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$21.45	$14.39	$17.39	$17.17	$19.26	$15.59
Net investment income (loss)[2]	0.01	(0.01)	0.02	0.08	0.04	0.19
Net realized and unrealized gain (loss) on investments	(2.44)	7.95	(1.70)	1.22	(0.62)	4.66
Total from investment operations	(2.43)	7.94	(1.68)	1.30	(0.58)	4.85
Less distributions
From net investment income	(0.25)	(0.11)	(0.11)	—	(0.29)	(0.03)
From net realized gain	(4.03)	(0.77)	(1.21)	(1.08)	(1.22)	(1.15)
Total distributions	(4.28)	(0.88)	(1.32)	(1.08)	(1.51)	(1.18)
Net asset value, end of period	$14.74	$21.45	$14.39	$17.39	$17.17	$19.26
Total return (%)[3,4]	(13.06)[5]	57.01	(10.82)	8.75	(3.46)	31.92
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$15	$14	$23	$30	$43
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94[6]	1.95	1.98	1.96	1.95	1.95
Expenses including reductions	1.93[6]	1.94	1.97	1.95	1.94	1.94
Net investment income (loss)	0.10[6]	(0.04)	0.16	0.47	0.21	1.03
Portfolio turnover (%)	31	64	40	28	23	24

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
16	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$24.21	$16.13	$19.33	$18.98	$21.14	$16.98
Net investment income[2]	0.11	0.21	0.20	0.27	0.24	0.39
Net realized and unrealized gain (loss) on investments	(2.79)	8.91	(1.90)	1.34	(0.69)	5.12
Total from investment operations	(2.68)	9.12	(1.70)	1.61	(0.45)	5.51
Less distributions
From net investment income	(0.47)	(0.27)	(0.29)	(0.18)	(0.49)	(0.20)
From net realized gain	(4.03)	(0.77)	(1.21)	(1.08)	(1.22)	(1.15)
Total distributions	(4.50)	(1.04)	(1.50)	(1.26)	(1.71)	(1.35)
Net asset value, end of period	$17.03	$24.21	$16.13	$19.33	$18.98	$21.14
Total return (%)[3]	(12.66)[4]	58.63	(9.92)	9.87	(2.57)	33.34
Ratios and supplemental data
Net assets, end of period (in millions)	$42	$47	$21	$44	$41	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[5]	0.95	0.98	0.96	0.96	0.94
Expenses including reductions	0.93[5]	0.94	0.97	0.96	0.95	0.93
Net investment income	1.13[5]	0.97	1.18	1.46	1.18	1.97
Portfolio turnover (%)	31	64	40	28	23	24

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	17

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$24.24	$16.15	$19.34	$18.99	$21.14	$19.58
Net investment income[3]	0.12	0.23	0.20	0.28	0.29	0.05
Net realized and unrealized gain (loss) on investments	(2.79)	8.92	(1.87)	1.35	(0.71)	1.51
Total from investment operations	(2.67)	9.15	(1.67)	1.63	(0.42)	1.56
Less distributions
From net investment income	(0.50)	(0.29)	(0.31)	(0.20)	(0.51)	—
From net realized gain	(4.03)	(0.77)	(1.21)	(1.08)	(1.22)	—
Total distributions	(4.53)	(1.06)	(1.52)	(1.28)	(1.73)	—
Net asset value, end of period	$17.04	$24.24	$16.15	$19.34	$18.99	$21.14
Total return (%)[4]	(12.58)[5]	58.71	(9.77)	9.99	(2.42)	7.97[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$1	$1	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[7]	0.84	0.86	0.85	0.85	0.85[7]
Expenses including reductions	0.83[7]	0.84	0.85	0.85	0.84	0.84[7]
Net investment income	1.20[7]	1.09	1.26	1.54	1.44	1.54[7]
Portfolio turnover (%)	31	64	40	28	23	24[8]

[1]	Six months ended 4-30-22. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
18	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$24.23	$16.14	$19.34	$18.98	$21.14	$16.99
Net investment income[2]	0.12	0.23	0.21	0.29	0.27	0.42
Net realized and unrealized gain (loss) on investments	(2.79)	8.92	(1.89)	1.36	(0.70)	5.10
Total from investment operations	(2.67)	9.15	(1.68)	1.65	(0.43)	5.52
Less distributions
From net investment income	(0.50)	(0.29)	(0.31)	(0.21)	(0.51)	(0.22)
From net realized gain	(4.03)	(0.77)	(1.21)	(1.08)	(1.22)	(1.15)
Total distributions	(4.53)	(1.06)	(1.52)	(1.29)	(1.73)	(1.37)
Net asset value, end of period	$17.03	$24.23	$16.14	$19.34	$18.98	$21.14
Total return (%)[3]	(12.62)[4]	58.83	(9.81)	10.02	(2.41)	33.38
Ratios and supplemental data
Net assets, end of period (in millions)	$345	$414	$330	$422	$463	$532
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[5]	0.83	0.85	0.84	0.84	0.83
Expenses including reductions	0.82[5]	0.83	0.84	0.83	0.83	0.83
Net investment income	1.22[5]	1.08	1.27	1.59	1.30	2.14
Portfolio turnover (%)	31	64	40	28	23	24

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	19

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when
20	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$346,224,320	$333,134,664	$13,089,656	—
Capital markets	104,442,565	104,442,565	—	—
Consumer finance	22,166,506	22,166,506	—	—
Diversified financial services	19,989,571	13,330,619	6,658,952	—
Insurance	127,390,932	127,390,932	—	—
Thrifts and mortgage finance	8,567,351	8,567,351	—	—
Real estate
Equity real estate investment trusts	23,199,937	23,199,937	—	—
Real estate management and development	5,223,261	—	5,223,261	—
Short-term investments	5,934,000	—	5,934,000	—
Total investments in securities	$663,138,443	$632,232,574	$30,905,869	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	21

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of April 30, 2022, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign
22	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $2,978.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	23

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the ﬁrst $250 million of the fund’s aggregate average daily net assets, (b) 0.775% of the next $250 million of the fund’s aggregate average daily net assets, (c) 0.750% of the next $500 million of the fund’s aggregate average daily net assets; and (d) 0.725% of the fund’s aggregate average daily net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Financial Industries Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
24	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$13,429
Class C	615
Class I	2,101
Class	Expense reduction
Class R6	$76
Class NAV	17,438
Total	$33,659

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $56,382 for the six months ended April 30, 2022. Of this amount, $11,771 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $44,611 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, CDSCs received by the Distributor amounted to $188 and $1,257 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	25

Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$380,586	$169,125
Class C	68,606	7,734
Class I	—	26,492
Class R6	—	74
Total	$449,192	$203,425
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	666,053	$13,042,990	825,836	$17,197,238
Distributions reinvested	2,760,934	51,546,629	624,094	11,420,922
Repurchased	(1,035,175)	(20,251,873)	(1,368,825)	(28,281,993)
Net increase	2,391,812	$44,337,746	81,105	$336,167
Class C shares
Sold	79,851	$1,374,778	108,611	$2,024,042
Distributions reinvested	170,601	2,760,320	46,560	759,394
Repurchased	(181,753)	(3,110,610)	(430,395)	(7,853,837)
Net increase (decrease)	68,699	$1,024,488	(275,224)	$(5,070,401)
Class I shares
Sold	520,693	$10,463,197	917,562	$19,224,601
Distributions reinvested	446,118	8,311,174	66,151	1,207,917
Repurchased	(470,372)	(8,913,900)	(364,118)	(7,650,950)
Net increase	496,439	$9,860,471	619,595	$12,781,568
Class R6 shares
Sold	61,001	$1,135,993	19,802	$404,482
Distributions reinvested	18,712	348,610	4,580	83,629
Repurchased	(40,342)	(809,156)	(27,167)	(494,179)
Net increase (decrease)	39,371	$675,447	(2,785)	$(6,068)
26	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	456,006	$9,104,318	1,810,331	$39,434,682
Distributions reinvested	4,159,172	77,443,777	1,110,030	20,258,040
Repurchased	(1,469,468)	(29,938,313)	(6,283,311)	(131,325,534)
Net increase (decrease)	3,145,710	$56,609,782	(3,362,950)	$(71,632,812)
Total net increase (decrease)	6,142,031	$112,507,934	(2,940,259)	$(63,591,546)
Affiliates of the fund owned 94% and 100% of shares of Class R6 and Class NAV, respectively on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $226,631,963 and $253,010,681, respectively, for the six months ended April 30, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At April 30, 2022, funds within the John Hancock group of funds complex held 51.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	17.8%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	13.1%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	7.6%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
SEMIANNUAL REPORT | JOHN HANCOCK Financial Industries Fund	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$2,179,158	$1,317,250	$(3,496,231)	$(219)	$42	$1,787	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
28	JOHN HANCOCK Financial Industries Fund | SEMIANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Financial Industries Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	29

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
30	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Susan A. Curry
Ryan P. Lentell, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	31

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2181992	70SA 4/22
6/2022

Semiannual report
John Hancock
Regional Bank Fund
U.S. equity
April 30, 2022

A message to shareholders
Dear shareholder,
The U.S. stock market delivered negative performance for the six months ended April 30, 2022. Rising inflation prompted the U.S. Federal Reserve to wind down its quantitative easing policies and begin raising interest rates. The conflict between Russia and Ukraine further weighed on sentiment by creating uncertainty about the economy and fueling expectations for still-higher inflation.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Regional Bank Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund’s investments
12	Financial statements
15	Financial highlights
19	Notes to financial statements
26	Statement regarding liquidity risk management
28	More information
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	1

Your fund at a glance
INVESTMENT OBJECTIVES

The fund seeks long-term capital appreciation. Moderate income is a secondary objective.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2022 (%)

The S&P Composite 1500 Banks Index tracks the performance of publicly traded large- and mid-cap banking companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

Portfolio summary
INDUSTRY COMPOSITION AS OF 4/30/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 4/30/2022 (% of net assets)
M&T Bank Corp.	3.1
Regions Financial Corp.	2.9
KeyCorp	2.8
Citizens Financial Group, Inc.	2.7
Huntington Bancshares, Inc.	2.7
Comerica, Inc.	2.6
Zions Bancorp NA	2.6
Fifth Third Bancorp	2.5
The PNC Financial Services Group, Inc.	2.4
Pinnacle Financial Partners, Inc.	2.4
TOTAL	26.7
Cash and cash equivalents are not included.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2022

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-10.93	4.30	11.20	-16.34	23.40	189.13
Class C	-7.82	4.63	10.98	-13.11	25.38	183.52
Class I1,2	-6.00	5.69	11.96	-11.83	31.86	209.40
Class R6[1,2]	-5.89	5.77	11.98	-11.78	32.35	210.01
Index 1†	-12.84	6.21	10.65	-20.93	35.15	175.05
Index 2†	0.21	13.66	13.67	-9.65	89.68	260.05
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R6
Gross (%)	1.23	1.93	0.93	0.83
Net (%)	1.22	1.92	0.92	0.82
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index 1 is the S&P Composite 1500 Banks Index; Index 2 is the S&P 500 Index.
See the following page for footnotes.
4	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Regional Bank Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two separate indexes.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C3	4-30-12	28,352	28,352	27,505	36,005
Class I1,2	4-30-12	30,940	30,940	27,505	36,005
Class R6[1,2]	4-30-12	31,001	31,001	27,505	36,005
The S&P Composite 1500 Banks Index tracks the performance of publicly traded large- and mid-cap banking companies in the United States.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class I and Class R6 shares were first offered on 9-9-16 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund’s prospectus.
[3]	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on November 1, 2021, with the same investment held until April 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2021	Ending value on 4-30-2022	Expenses paid during period ended 4-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$880.60	$5.60	1.20%
	Hypothetical example	1,000.00	1,018.80	6.01	1.20%
Class C	Actual expenses/actual returns	1,000.00	877.20	8.94	1.92%
	Hypothetical example	1,000.00	1,015.30	9.59	1.92%
Class I	Actual expenses/actual returns	1,000.00	881.70	4.29	0.92%
	Hypothetical example	1,000.00	1,020.20	4.61	0.92%
Class R6	Actual expenses/actual returns	1,000.00	882.20	3.78	0.81%
	Hypothetical example	1,000.00	1,020.80	4.06	0.81%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	7

Fund’s investments
AS OF 4-30-22 (unaudited)
	Shares	Value
Common stocks 99.0%		$1,200,747,434
(Cost $667,499,583)
Financials 99.0%		1,200,747,434
Banks 94.2%
1st Source Corp.	153,226	6,630,089
American Business Bank (A)	163,906	6,589,021
Ameris Bancorp	341,720	14,249,724
Atlantic Union Bankshares Corp.	376,464	12,716,954
Bank of America Corp.	780,190	27,837,179
Bank of Marin Bancorp	291,935	9,125,888
Bank7 Corp.	115,196	2,738,209
Bar Harbor Bankshares	227,898	5,950,417
BayCom Corp.	261,780	5,929,317
Business First Bancshares, Inc.	242,892	5,382,487
C&F Financial Corp.	45,085	2,335,403
Cadence Bank	396,110	9,918,594
California BanCorp (A)	187,263	4,072,970
Cambridge Bancorp	140,177	11,453,863
Camden National Corp.	136,451	6,106,182
CB Financial Services, Inc.	78,945	1,846,524
Central Pacific Financial Corp.	241,424	5,837,632
Central Valley Community Bancorp	190,797	3,684,290
Citizens Community Bancorp, Inc.	309,078	4,052,013
Citizens Financial Group, Inc.	843,651	33,239,849
Civista Bancshares, Inc.	299,620	6,238,088
Coastal Financial Corp. (A)	286,492	11,757,632
Codorus Valley Bancorp, Inc.	138,347	3,306,493
Colony Bankcorp, Inc.	134,132	2,299,022
Columbia Banking System, Inc.	367,934	10,331,587
Comerica, Inc.	389,179	31,873,760
ConnectOne Bancorp, Inc.	251,225	6,999,129
Cullen/Frost Bankers, Inc.	145,438	19,239,993
CVB Financial Corp.	247,310	5,693,076
Eagle Bancorp Montana, Inc.	189,611	3,849,103
East West Bancorp, Inc.	238,882	17,032,287
Equity Bancshares, Inc., Class A	234,771	7,167,559
Evans Bancorp, Inc.	123,899	4,723,030
Farmers & Merchants Bancorp, Inc.	170,469	6,520,439
Farmers National Banc Corp.	223,565	3,425,016
Fifth Third Bancorp	795,211	29,844,269
First Business Financial Services, Inc.	193,399	6,705,143
First Community Corp.	211,824	4,198,352
First Financial Bancorp	524,051	10,716,843
8	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Horizon Corp.	839,822	$18,795,216
First Interstate BancSystem, Inc., Class A	500,179	16,265,821
First Merchants Corp.	422,091	16,541,746
First Mid Bancshares, Inc.	112,080	4,039,363
First Northwest Bancorp	114,280	2,396,452
Flushing Financial Corp.	186,911	4,018,587
German American Bancorp, Inc.	220,603	7,743,165
Glacier Bancorp, Inc.	64,706	2,960,947
Great Southern Bancorp, Inc.	82,402	4,675,489
Hancock Whitney Corp.	460,753	21,549,418
HBT Financial, Inc.	348,046	5,979,430
Heritage Commerce Corp.	1,040,706	11,687,128
Horizon Bancorp, Inc.	676,914	11,832,457
Huntington Bancshares, Inc.	2,460,674	32,357,863
Independent Bank Corp. (Massachusetts)	153,723	11,861,267
Independent Bank Corp. (Michigan)	267,105	5,272,653
JPMorgan Chase & Co.	236,601	28,240,695
KeyCorp	1,735,006	33,502,966
Landmark Bancorp, Inc.	89,094	2,276,352
Limestone Bancorp, Inc.	63,393	1,359,780
Live Oak Bancshares, Inc.	178,498	7,555,820
M&T Bank Corp.	226,239	37,700,467
Metrocity Bankshares, Inc.	138,772	2,828,173
Mid Penn Bancorp, Inc.	98,939	2,555,594
MidWestOne Financial Group, Inc.	248,260	7,418,009
NBT Bancorp, Inc.	92,876	3,269,235
Nicolet Bankshares, Inc. (A)	191,379	15,574,423
Northrim BanCorp, Inc.	141,803	5,682,046
Ohio Valley Banc Corp.	63,277	1,929,316
Old National Bancorp	617,084	9,354,993
Old Second Bancorp, Inc.	585,044	8,056,056
Orange County Bancorp, Inc.	65,010	2,437,875
Pacific Premier Bancorp, Inc.	444,392	13,936,133
PacWest Bancorp	279,038	9,177,560
Pinnacle Financial Partners, Inc.	368,606	28,585,395
Plumas Bancorp	80,900	2,847,680
Popular, Inc.	217,850	16,990,122
QCR Holdings, Inc.	204,735	11,115,063
Red River Bancshares, Inc.	78,093	4,236,545
Regions Financial Corp.	1,723,597	35,712,930
Renasant Corp.	288,430	8,592,330
Riverview Bancorp, Inc.	349,397	2,459,755
SB Financial Group, Inc.	195,376	3,712,144
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	9

	Shares	Value
Financials (continued)
Banks (continued)
Shore Bancshares, Inc.	296,459	$5,967,720
Sierra Bancorp	157,172	3,418,491
Southern First Bancshares, Inc. (A)	158,509	7,243,861
SouthState Corp.	170,154	13,176,726
Stock Yards Bancorp, Inc.	190,290	9,948,361
SVB Financial Group (A)	55,407	27,018,669
Synovus Financial Corp.	444,489	18,464,073
The Community Financial Corp.	140,879	5,767,586
The First Bancorp, Inc.	138,062	3,886,445
The First Bancshares, Inc.	210,452	6,774,450
The PNC Financial Services Group, Inc.	172,391	28,634,145
Third Coast Bancshares, Inc. (A)	112,583	2,552,257
TriCo Bancshares	350,797	13,172,427
Truist Financial Corp.	578,185	27,955,245
U.S. Bancorp	554,756	26,938,951
Umpqua Holdings Corp.	277,739	4,593,803
Univest Financial Corp.	215,878	5,440,126
Washington Trust Bancorp, Inc.	170,988	8,026,177
Webster Financial Corp.	230,430	11,519,196
Western Alliance Bancorp	318,862	24,268,587
Zions Bancorp NA	549,264	31,038,909
Thrifts and mortgage finance 4.8%
ESSA Bancorp, Inc.	118,145	2,032,094
OP Bancorp	385,055	4,990,313
Premier Financial Corp.	537,225	14,257,952
Provident Financial Holdings, Inc.	168,339	2,557,069
Southern Missouri Bancorp, Inc.	196,786	8,304,369
Timberland Bancorp, Inc.	195,343	5,159,009
WSFS Financial Corp.	522,549	20,938,538

	Par value^	Value
Short-term investments 1.0%		$12,206,000
(Cost $12,206,000)
Repurchase agreement 1.0%		12,206,000
Repurchase Agreement with State Street Corp. dated 4-29-22 at 0.000% to be repurchased at $12,206,000 on 5-2-22, collateralized by $8,182,000 U.S. Treasury Inflation Indexed Bonds, 1.750% due 1-15-28 (valued at $12,450,158)	12,206,000	12,206,000

Total investments (Cost $679,705,583) 100.0%	$1,212,953,434
Other assets and liabilities, net (0.0%)	(251,619)
Total net assets 100.0%	$1,212,701,815

10	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
At 4-30-22, the aggregate cost of investments for federal income tax purposes was $681,533,532. Net unrealized appreciation aggregated to $531,419,902, of which $544,597,031 related to gross unrealized appreciation and $13,177,129 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 4-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $679,705,583)	$1,212,953,434
Cash	654
Dividends receivable	699,027
Receivable for fund shares sold	988,384
Other assets	82,521
Total assets	1,214,724,020
Liabilities
Payable for investments purchased	782,374
Payable for fund shares repurchased	546,868
Payable to affiliates
Accounting and legal services fees	70,957
Transfer agent fees	118,238
Distribution and service fees	306,257
Trustees’ fees	341
Other liabilities and accrued expenses	197,170
Total liabilities	2,022,205
Net assets	$1,212,701,815
Net assets consist of
Paid-in capital	$662,876,061
Total distributable earnings (loss)	549,825,754
Net assets	$1,212,701,815

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($719,546,868 ÷ 25,149,008 shares)[1]	$28.61
Class C ($111,799,709 ÷ 4,132,545 shares)[1]	$27.05
Class I ($354,581,269 ÷ 12,398,005 shares)	$28.60
Class R6 ($26,773,969 ÷ 936,114 shares)	$28.60
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$30.12

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
12	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 4-30-22 (unaudited)

Investment income
Dividends	$15,248,723
Expenses
Investment management fees	5,140,436
Distribution and service fees	1,790,404
Accounting and legal services fees	95,169
Transfer agent fees	745,924
Trustees’ fees	10,383
Custodian fees	80,114
State registration fees	44,811
Printing and postage	34,652
Professional fees	41,833
Other	26,887
Total expenses	8,010,613
Less expense reductions	(60,146)
Net expenses	7,950,467
Net investment income	7,298,256
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	18,751,048
18,751,048
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(194,827,399)
(194,827,399)
Net realized and unrealized loss	(176,076,351)
Decrease in net assets from operations	$(168,778,095)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	13

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-22 (unaudited)	Year ended 10-31-21
Increase (decrease) in net assets
From operations
Net investment income	$7,298,256	$16,793,824
Net realized gain	18,751,048	54,269,512
Change in net unrealized appreciation (depreciation)	(194,827,399)	533,391,736
Increase (decrease) in net assets resulting from operations	(168,778,095)	604,455,072
Distributions to shareholders
From earnings
Class A	(37,490,786)	(12,471,331)
Class C	(5,369,137)	(1,195,817)
Class I	(16,387,831)	(5,873,204)
Class R6	(981,389)	(291,335)
Total distributions	(60,229,143)	(19,831,687)
From fund share transactions	114,139,330	(55,597,756)
Total increase (decrease)	(114,867,908)	529,025,629
Net assets
Beginning of period	1,327,569,723	798,544,094
End of period	$1,212,701,815	$1,327,569,723
14	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$34.06	$19.47	$26.12	$26.12	$27.34	$20.88
Net investment income[2]	0.18	0.42	0.49	0.40	0.22	0.15
Net realized and unrealized gain (loss) on investments	(4.11)	14.66	(6.58)	0.18	(0.85)	7.08
Total from investment operations	(3.93)	15.08	(6.09)	0.58	(0.63)	7.23
Less distributions
From net investment income	(0.21)	(0.41)	(0.49)	(0.39)	(0.21)	(0.14)
From net realized gain	(1.31)	(0.08)	(0.07)	(0.19)	(0.38)	(0.63)
Total distributions	(1.52)	(0.49)	(0.56)	(0.58)	(0.59)	(0.77)
Net asset value, end of period	$28.61	$34.06	$19.47	$26.12	$26.12	$27.34
Total return (%)[3,4]	(11.94)[5]	78.08	(23.24)	2.47	(2.46)	34.96
Ratios and supplemental data
Net assets, end of period (in millions)	$720	$839	$515	$845	$1,066	$1,120
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21[6]	1.22	1.24	1.24	1.22	1.24
Expenses including reductions	1.20[6]	1.21	1.23	1.23	1.21	1.24
Net investment income	1.07[6]	1.41	2.30	1.58	0.76	0.57
Portfolio turnover (%)	4	10	1	4	3	4

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	15

CLASS C SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$32.28	$18.46	$24.79	$24.79	$25.98	$19.90
Net investment income (loss)[2]	0.05	0.20	0.32	0.21	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	(3.88)	13.91	(6.24)	0.19	(0.81)	6.74
Total from investment operations	(3.83)	14.11	(5.92)	0.40	(0.79)	6.71
Less distributions
From net investment income	(0.09)	(0.21)	(0.34)	(0.21)	(0.02)	—[3]
From net realized gain	(1.31)	(0.08)	(0.07)	(0.19)	(0.38)	(0.63)
Total distributions	(1.40)	(0.29)	(0.41)	(0.40)	(0.40)	(0.63)
Net asset value, end of period	$27.05	$32.28	$18.46	$24.79	$24.79	$25.98
Total return (%)[4,5]	(12.28)[6]	76.91	(23.85)	1.81	(3.14)	33.99
Ratios and supplemental data
Net assets, end of period (in millions)	$112	$123	$84	$191	$283	$237
Ratios (as a percentage of average net assets):
Expenses before reductions	1.93[7]	1.93	1.96	1.94	1.92	1.94
Expenses including reductions	1.92[7]	1.92	1.95	1.93	1.91	1.93
Net investment income (loss)	0.35[7]	0.70	1.54	0.88	0.06	(0.13)
Portfolio turnover (%)	4	10	1	4	3	4

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
16	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17
Per share operating performance
Net asset value, beginning of period	$34.05	$19.45	$26.12	$26.12	$27.34	$20.87
Net investment income[2]	0.22	0.50	0.55	0.48	0.30	0.22
Net realized and unrealized gain (loss) on investments	(4.11)	14.67	(6.59)	0.17	(0.85)	7.10
Total from investment operations	(3.89)	15.17	(6.04)	0.65	(0.55)	7.32
Less distributions
From net investment income	(0.25)	(0.49)	(0.56)	(0.46)	(0.29)	(0.22)
From net realized gain	(1.31)	(0.08)	(0.07)	(0.19)	(0.38)	(0.63)
Total distributions	(1.56)	(0.57)	(0.63)	(0.65)	(0.67)	(0.85)
Net asset value, end of period	$28.60	$34.05	$19.45	$26.12	$26.12	$27.34
Total return (%)[3]	(11.83)[4]	78.68	(23.06)	2.78	(2.18)	35.41
Ratios and supplemental data
Net assets, end of period (in millions)	$355	$345	$196	$591	$1,120	$523
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[5]	0.93	0.96	0.95	0.93	0.93
Expenses including reductions	0.92[5]	0.92	0.95	0.94	0.92	0.92
Net investment income	1.34[5]	1.68	2.49	1.88	1.05	0.87
Portfolio turnover (%)	4	10	1	4	3	4

[1]	Six months ended 4-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	17

CLASS R6 SHARES Period ended	4-30-22[1]	10-31-21	10-31-20	10-31-19	10-31-18	10-31-17[2]
Per share operating performance
Net asset value, beginning of period	$34.05	$19.45	$26.13	$26.13	$27.34	$24.81
Net investment income[3]	0.24	0.51	0.57	0.50	0.32	0.04
Net realized and unrealized gain (loss) on investments	(4.11)	14.69	(6.60)	0.18	(0.83)	2.57
Total from investment operations	(3.87)	15.20	(6.03)	0.68	(0.51)	2.61
Less distributions
From net investment income	(0.27)	(0.52)	(0.58)	(0.49)	(0.32)	(0.08)
From net realized gain	(1.31)	(0.08)	(0.07)	(0.19)	(0.38)	—
Total distributions	(1.58)	(0.60)	(0.65)	(0.68)	(0.70)	(0.08)
Net asset value, end of period	$28.60	$34.05	$19.45	$26.13	$26.13	$27.34
Total return (%)[4]	(11.78)[5]	78.86	(22.99)	2.89	(2.05)	10.52[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$20	$4	$4	$5	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[7]	0.83	0.85	0.83	0.82	0.84[7]
Expenses including reductions	0.81[7]	0.82	0.84	0.82	0.81	0.83[7]
Net investment income	1.48[7]	1.69	2.75	2.00	1.14	0.91[7]
Portfolio turnover (%)	4	10	1	4	3	4[8]

[1]	Six months ended 4-30-22. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 11-1-16 to 10-31-17.
18	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	19

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2022, by major security category or type:
	Total value at 4-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,200,747,434	$1,200,747,434	—	—
Short-term investments	12,206,000	—	$12,206,000	—
Total investments in securities	$1,212,953,434	$1,200,747,434	$12,206,000	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
20	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2022 were $3,652.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	21

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.750% of the next $500 million of the fund’s average daily net assets; (c) 0.735% of the next $1 billion of the fund’s average daily net assets; and (d) 0.725% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended April 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$36,846
Class C	5,613
Class I	16,588
Class	Expense reduction
Class R6	$1,099
Total	$60,146

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2022, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended April 30, 2022, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
22	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $279,076 for the six months ended April 30, 2022. Of this amount, $51,779 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $227,297 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2022, CDSCs received by the Distributor amounted to $318 and $1,500 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended April 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,162,861	$464,493
Class C	627,543	70,836
Class I	—	209,522
Class R6	—	1,073
Total	$1,790,404	$745,924
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	23

Note 5—Fund share transactions
Transactions in fund shares for the six months ended April 30, 2022 and for the year ended October 31, 2021 were as follows:
	Six Months Ended 4-30-22		Year Ended 10-31-21
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,154,783	$38,659,100	2,202,395	$64,979,935
Distributions reinvested	1,087,216	34,308,288	416,142	11,385,535
Repurchased	(1,729,664)	(56,558,086)	(4,426,604)	(127,286,326)
Net increase (decrease)	512,335	$16,409,302	(1,808,067)	$(50,920,856)
Class C shares
Sold	508,715	$16,257,550	578,000	$16,290,160
Distributions reinvested	170,791	5,095,455	45,682	1,132,057
Repurchased	(364,931)	(11,294,227)	(1,338,951)	(35,241,594)
Net increase (decrease)	314,575	$10,058,778	(715,269)	$(17,819,377)
Class I shares
Sold	3,573,419	$118,536,011	4,470,775	$132,000,680
Distributions reinvested	454,254	14,334,333	186,706	5,190,641
Repurchased	(1,755,442)	(56,364,186)	(4,616,767)	(135,162,612)
Net increase	2,272,231	$76,506,158	40,714	$2,028,709
Class R6 shares
Sold	367,233	$12,251,641	451,687	$12,592,213
Distributions reinvested	30,689	969,179	10,277	291,335
Repurchased	(60,323)	(2,055,728)	(64,274)	(1,769,780)
Net increase	337,599	$11,165,092	397,690	$11,113,768
Total net increase (decrease)	3,436,740	$114,139,330	(2,084,932)	$(55,597,756)
Affiliates of the fund owned 6.6% of shares of Class R6 on April 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $107,521,807 and $48,007,867, respectively, for the six months ended April 30, 2022.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may
24	JOHN HANCOCK Regional Bank Fund | SEMIANNUAL REPORT

make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK Regional Bank Fund	25

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Regional Bank Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee receives monthly reports and holds quarterly meetings to: (1) review the day-to-day operations of the LRMP; (2) monitor current market and liquidity conditions; (3) review and approve month-end liquidity classifications; (4) monitor illiquid investment levels against the 15% limit on illiquid investments and established Highly Liquid Investment Minimums (HLIMs), if any; (5) review quarterly testing and determinations, as applicable; (6) review redemption-in-kind activities; and (7) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity issues. The Committee also monitors global events, such as the ongoing COVID-19 Coronavirus pandemic and amendments to the Office of Foreign Assets Control sanctioned company lists, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 22-24, 2022 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2021 through December 31, 2021, included an assessment of important aspects of the LRMP including, but not limited to: (1) Security-level liquidity classifications; (2) Fund-level liquidity risk assessment; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) HLIM determination; (5) Compliance with the 15% limit on illiquid investments; (6) Operation of the Fund’s Redemption-In-Kind Procedures; and (7) Review of liquidity management facilities.
Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2021 and key initiatives for 2022.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining shareholders’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
26	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office, as a part of their annual Rule 38a-1 assessment of the Fund’s policies and procedures, reviewed the LRMP’s control environment and deemed it to be operating effectively and in compliance with the Board approved procedures.
Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of the Fund.
SEMIANNUAL REPORT | JOHN HANCOCK REGIONAL BANK FUND	27

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Susan A. Curry
Ryan P. Lentell, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
28	JOHN HANCOCK REGIONAL BANK FUND | SEMIANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2182034	01SA 4/22
6/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable.

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	June 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	June 6, 2022
By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	June 6, 2022